Investment in Equity Securities, Summary (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Investment in Equity Securities [Abstract]
Investment in equity securities with readily determinable fair values	$ 278,019	$ 226,566
Investment in equity securities without readily determinable fair values	$ 4,647,853	$ 4,647,853